                                                             File No. 333-103908



                             As filed May 6, 2003


                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]


                       [ ] Pre-Effective Amendment No.
                                                      ----

                       [X] Post-Effective Amendment No. 1
                                                       ---
                        (Check appropriate box or boxes)

                        Gartmore Variable Insurance Trust
               (Exact Name of Registrant as Specified in Charter)

                                 (484) 530-1300
                        (Area Code and Telephone Number)

                                 1200 River Road
                        Conshohocken, Pennsylvania 19428
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            Elizabeth A. Davin, Esq.
                              One Nationwide Plaza
                              Columbus, Ohio 43215
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                              Kristin H. Ives, Esq.
                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                        Philadelphia, Pennsylvania 19103

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------

Title of the securities being registered: Class II Shares of beneficial interest, without par value, of Gartmore Variable Insurance Trust. No filing fee is due because

Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART A



Part A, the definitive Prospectus/Proxy Statement dated April 29, 2003, has been filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [File No. 333-103908] on May 5, 2003, and is herein incorporated by reference.

                                     Part B


                       STATEMENT OF ADDITIONAL INFORMATION
                                 April 29, 2003
                          (as supplemented May 6, 2003)


  Acquisition of the Assets and Assumption of      By and in exchange for:
         All Stated Liabilities
                   of:

         THE MONTGOMERY FUNDS III                 GARTMORE VARIABLE INSURANCE
                                                             TRUST

        Montgomery Variable Series:             Gartmore GVIT Developing Markets
          Emerging Markets Fund                      Fund - Class II Shares

     101 California Street, 35th Floor                  1200 River Road
     San Francisco, California 94111                Conshohocken, PA 19428
            (800) 222-8222                              (484) 530-1300

     This Statement of Additional Information ("SAI") relates specifically to the proposed reorganization of the Montgomery Variable Series: Emerging Markets Fund (the "Acquired Fund") of The Montgomery Funds III (the "Montgomery Funds") into the Gartmore GVIT Developing Markets Fund (the "GVIT Acquiring Fund") of Gartmore Variable Insurance Trust ("GVIT"). Pursuant to the proposed reorganization, the GVIT Acquiring Fund will acquire all of the assets of the corresponding Acquired Fund in exchange solely for the assumption of all of the stated liabilities of the Acquired Fund and the GVIT Acquiring Fund's Class II shares, to be distributed pro rata by the Acquired Fund to the holders of its shares, in complete liquidation of the Acquired Fund.

     Capitalized terms not otherwise defined in this SAI have the meanings assigned to them in the Prospectus/Proxy Statement.


     This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated April 29, 2003, relating to the Reorganization. You can request a copy of the Prospectus/Proxy Statement by calling 1-800-848-6331 or by writing to Nationwide Life Insurance Company at One Nationwide Plaza, Columbus, OH 43215.

                                TABLE OF CONTENTS
Incorporation by Reference .................................................. 3
History ..................................................................... 3
Description of the GVIT Acquiring Fund and its Investments and Risks ........ 3
Management .................................................................. 3
Investment Advisory and Other Services ...................................... 3
Brokerage Allocation and Other Practices .................................... 3
Capital Stock and Other Securities .......................................... 3
Purchase, Redemption and Pricing of Shares .................................. 4
Taxation .................................................................... 4
Calculation of Performance Data ............................................. 4
Financial Statements ........................................................ 4

Incorporation by Reference

     The following documents have previously been filed with the SEC and are incorporated by reference herein.


          1. The Statement of Additional Information of GVIT, dated April 30, 2003 (the "GVIT SAI"); and

          2. The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended December 31, 2002 (the "Acquired Fund Annual Report").


History

     For a discussion of GVIT's history and other general information pertaining to GVIT, see the section entitled "General Information And History" in the GVIT SAI.

Description of the GVIT Acquiring Fund and its Investments and Risks

     For a discussion of the investment strategies and risks of the GVIT Acquiring Fund, see the sections entitled "Additional Information On Portfolio Instruments And Policies," "Description Of Portfolio Instruments And Investment Policies," "Investment Restrictions" and "Portfolio Turnover" in the GVIT SAI.

Management

     For information regarding the Trustees and officers of GVIT, including, but not limited to, the names and a brief occupational biography of each of the Trustees and officers, see the section entitled "Trustees And Officers Of The Trust" in the GVIT SAI.

Investment Advisory and Other Services

     For a discussion of the GVIT Acquiring Fund's advisory and management-related services agreements, see the section entitled "Investment Advisory And Other Services" in the GVIT SAI.

Brokerage Allocation and Other Practices

     For a discussion of the GVIT Acquiring Fund's brokerage policies, see the section entitled "Brokerage Allocations" in the GVIT SAI.

Capital Stock and Other Securities

     For a discussion of each class of shares of GVIT and the characteristics of GVIT's shares of beneficial interest, see the sections entitled "Additional Information - Description of Shares" and "Additional Information - Voting Rights" in the GVIT SAI.

Purchase, Redemption and Pricing of Shares

     For a description of the purchase and redemption procedures for GVIT's shares and a discussion of GVIT's valuation and pricing procedures, see the section entitled "Purchases, Redemptions And Pricing Of Shares" in the GVIT SAI.

Taxation

     For a discussion of the tax information relating to ownership of GVIT's shares, see the sections entitled "Tax Status," "Other Tax Consequences" and "Tax Consequences To Shareholders" in the GVIT SAI.

Calculation of Performance Data

     For a description and quotation of certain performance data used by the GVIT Acquiring Fund, see the section entitled "Performance Advertising" in the GVIT SAI.

Financial Statements

     There is no financial information provided for the GVIT Acquiring Fund because that fund was recently created for the purpose of continuing the operations of the Acquired Fund.


     The Acquired Fund Annual Report contains financial information for the Fund.


     No Pro Forma Financial Statements are provided for the Acquired Fund because the GVIT Acquiring Fund was recently organized for the purpose of continuing the investment operations of the Acquired Fund.

                            REGISTRATION STATEMENT OF

                        GARTMORE VARIABLE INSURANCE TRUST

                                       ON

                                    FORM N-14

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification

Section 5.1 of Gartmore Variable Insurance Trust's Amended Declaration of Trust provides as follows:

          No Shareholder shall be subject to any personal liability whatsoever to any Persons in connection with Trust Property or the acts, obligations or affairs of the Trust. No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the Trust. If any Shareholder, Trustee, officer, employee or agent, as such, of the Trust is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The rights accruing to a Shareholder under this Section 5.1 shall not exclude any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

          With respect to liability of Gartmore Global Asset Management Trust (the "Adviser"), the investment adviser to the Gartmore GVIT Developing Markets Fund (the "GVIT Acquring Fund"), reference is made to Section 7 of the Investment Advisory Agreement between Gartmore Variable Insurance Trust ("GVIT") and the Adviser incorporated by reference herein.

          With respect to a sub-adviser's indemnification of the Adviser and its affiliated and controlling persons, and the Adviser's indemnification of each sub-adviser and its affiliated and controlling persons, reference is made to
Section 10 of each of the sub-advisory agreements incorporated by reference herein.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of GVIT pursuant to the foregoing provisions, or otherwise, GVIT has been advised that in the opinion of the Securities and Exchange Commission (the "Commission") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by GVIT of expenses incurred or paid by a trustee, officer or controlling person of GVIT in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, GVIT will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits



The following exhibits are incorporated by reference to the previously filed documents indicated below, except as otherwise noted:



     (1)  Copies of the charter of GVIT as now in effect:



          (a) Amended Declaration of Trust of Gartmore Variable Insurance Trust, amended as of March 13, 2003, previously filed as
               Exhibit 1(a) with Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.



     (2)  Copies of the existing by-laws or corresponding instruments of GVIT:

          (a) Amended Bylaws, dated August 25, 1983, as amended January 25, 2002, of GVIT previously filed as Exhibit 23(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

     (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of GVIT:

          Not Applicable.

     (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:


          (a) Agreement and Plan of Reorganization between Gartmore Variable Insurance Trust, Gartmore Global Investments, Inc. and Commerz Bank AG, dated March 14, 2003, previously filed as Exhibit 4(a) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


     (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the charter or by-laws of GVIT:

          (a) Article VI of the Amended Declaration of Trust and Article III of the Amended Bylaws as previously incorporated by reference above to this Registration Statement as Exhibits (1)(a) and (2)(a), respectively, define the rights of holders of shares.

     (6) Copies of all investment advisory contracts relating to the management of the assets of the GVIT Acquiring Funds:

          (a) Investment Advisory Agreement dated August 30, 2000 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(d)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002.


               (1) Proposed Amended Exhibit A, effective April [ ], 2003 to the Investment Advisory Agreement between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust previously filed as Exhibit 6(a)(1) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


          (b) Subadvisory Agreement dated August 30, 2000 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners previously filed as Exhibit 23(d)(5)(i) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002.


               (1) Proposed Amended Exhibit A, effective April [ ], 2003 to the Subadvisory Agreement among Gartmore Variable Insurance Trust, Gartmore Global Asset Management Trust, and Gartmore Global Partners previously filed as Exhibit 6(b)(1) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


     (7) Copies of each underwriting or distribution contract between GVIT and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

          (a) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed as Exhibit 23(e)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.


               (1) Proposed Amended Schedule A, effective April [ ], 2003 to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed as Exhibit 7(a)(1) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


     (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of GVIT in their capacity as such:

          Not Applicable.

     (9)  Copies of all custodian agreements and depository contracts under
          Section 17(f) of the 1940 Act, for securities and similar investments of GVIT, including the schedule of remuneration:


               Global Custody Agreement between Gartmore Variable Insurance Trust and JPMorgan Chase Bank dated April 4, 2003, previously filed as Exhibit 23(g)(2) with Post-Effective Amendment No. 62 to GVIT's Registration Statement N-1A on April 28, 2003, and herein incorporated by reference to this Post-Effective
               Amendment No. 1 to the Registration Statement on Form N-14 as
               Exhibit 9.


     (10) Copies of any plan entered into by GVIT pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by GVIT pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of GVIT's trustees describing any action taken to revoke the plan:


          (a)  Proposed Amended Distribution Plan under Rule 12b-1 effective
               April [    ], 2003, previously filed as Exhibit 10(a) with the
               Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (b)  Proposed Amended Rule 18f-3 Plan effective April [    ], 2003,
               previously filed as Exhibit 10(b) with GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable:


          (a) Opinion and consent of counsel previously filed as Exhibit 11(a) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


     (12) An opinion, and consent to its use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus:

          (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders to be filed by amendment.

     (13) Copies of all material contracts of GVIT not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

          (a) Fund Administration Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed as Exhibit 23(h)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Amendment dated September 1, 1999 to Fund Administration Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust (now known as Gartmore SA Capital Trust) previously filed as Exhibit 23(h)(1)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.


               (2)  Proposed Amended Exhibit A dated April [    ], 2003 to the
                    Fund Administration Agreement among Gartmore Variable Insurance Trust and Gartmore SA Capital Trust previously filed as Exhibit 13(a)(2) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


          (b) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as Exhibit 23(h)(2) with Post-Effective Amendment No. 55 to the

               Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as
                    Exhibit 23(h)(2)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (2) Amendment dated May 1, 1999 to Transfer and Dividend Disbursing Agent Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Investors Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as Exhibit
                    (h)(2)(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (3) Proposed Amended Exhibit A dated April [_], 2003 to the Transfer and Dividend Disbursing Agent Agreement among Gartmore Variable Insurance Trust and Gartmore Investors Services, Inc. previously filed as Exhibit 13(b)(3) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (c) Administrative Services Plan, amended effective May 31, 2000, and Form of Servicing Agreement previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Amendment dated May 31, 2000 to Administrative Services Plan previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

               (2) Amended Exhibit A dated October 2, 2001 to the Administrative Services Plan previously filed as Exhibit 23(h)(3)(b) with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.

               (3) Form of Amended Exhibit A dated April [_], 2003, to the Administrative Services Plan previously filed as Exhibit 13(c)(3) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

          (d) Expense Limitation Agreement dated December 27, 2000 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(h)(5) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

               (1) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2001 (as amended April [_], 2003) between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust previously filed as Exhibit 13(d)(1) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

          (a) Consent of independent auditors previously filed as Exhibit 14(a) with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.


     (15) All financial statements omitted pursuant to Items 14(a)(1):

          Not Applicable.

     (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

          (a)  Power of Attorney for Charles E. Allen, Paula H.J. Cholmondeley,
               C. Brent Devore, Robert M. Duncan, Barbara Hennigar, Paul J. Handros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, and David C. Wetmore dated September 19, 2002 previously filed as
               Exhibit 23(q)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

          (b) Power of Attorney for Gerald J. Holland dated March 1, 2001 previously filed as Exhibit 23(q)(3) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.

          (c)  Power of Attorney for Charles E. Allen, C. Brent Devare, Robert
               M. Duncan, Barbara Hannigar, Paul J. Handros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, David C. Wetmore and Mark L. Lipson dated March 13, 2003 previously filed as Exhibit 16(c) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

     (17) Any additional exhibits which GVIT may wish to file:

          (a) Statement of Additional Information of GVIT, dated April 30, 2003, as filed pursuant to Rule 497(c) on May 6, 2003 (File Nos. 2-73024,811-3213) is hereby incorporated by reference to this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 as Exhibit 17(a).

          (b) The Prospectus of Montgomery Variable Series: Emerging Markets Fund, dated April 30, 2003, previously filed as Exhibit 17(b) with Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.


          (c) The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended December 31, 2002, previously filed as Exhibit 17(c) with Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.


Item 17. Undertakings

     (1) The undersigned GVIT agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned GVIT agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that this Post-Effective Amendment No. 1 to the Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933, as amended and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Conshohocken and the State of Pennsylvania, on this 6th day of May, 2003.


                                               Registrant:
                                               Gartmore Valuable Insurance Trust


                                               By: /s/ Elizabeth A. Davin
                                                   -----------------------------
                                                   Elizabeth A. Davin, Esq.
                                                   Assistant Secretary

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                                Title                 Date
---------                                -----                 ----
                                 Principal Executive
/s/ Paul J. Hondros              Officer, Trustee              May 6, 2003
------------------------------   and Chairman
Paul J. Hondros*


/s/ Gerald J. Holland            Principal Accounting and      May 6, 2003
------------------------------   Financial Officer
Gerald J. Holland*               Treasurer


/s/ Charles E. Allen             Trustee                       May 6, 2003
------------------------------
Charles E. Allen*


/s/ Paula H.J. Cholmondeley      Trustee                       May 6, 2003
------------------------------
Paula H.J. Cholmondeley*


/s/ C. Brent Devore              Trustee                       May 6, 2003
------------------------------
C. Brent Devore*


/s/ Robert M. Duncan             Trustee                       May 6, 2003
------------------------------
Robert M. Duncan*


/s/ Barbara Hennigar             Trustee                       May 6, 2003
------------------------------
Barbara Hennigar*


/s/ Thomas J. Kerr, IV           Trustee                       May 6, 2003
------------------------------
Thomas J. Kerr, IV*


/s/ Douglas F. Kridler           Trustee                       May 6, 2003
------------------------------
Douglas F. Kridler*


/s/ Arden L. Shisler             Trustee                       May 6, 2003
------------------------------
Arden L. Shisler*

/s/ David C. Wetmore               Trustee                 May 6, 2003
--------------------
David C. Wetmore*



/s/ Mark L. Lipson                 Trustee                 May 6, 2003
------------------
Mark L. Lipson*


                                   *By: /s/ Elizabeth A. Davin, Esq.
                                        ----------------------------------------
                                        Elizabeth A. Davin, Attorney-in-Fact

                        *Pursuant to Powers-of-Attorney.

                        GARTMORE VARIABLE INSURANCE TRUST
                       REGISTRATION STATEMENT ON FORM N-14
                                  EXHIBIT INDEX


EXHIBIT NO.   DESCRIPTION
-----------   -----------

(1)(a) Amended Declaration of Trust of Gartmore Variable Insurance Trust, amended as of March 13, 2003, previously filed as Exhibit 1(a) with Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.


(2)(a) Amended Bylaws, dated August 25, 1983, as amended January 25, 2002, of GVIT previously filed as Exhibit 23(b) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.


(4)(a) Agreement and Plan of Reorganization between Gartmore Variable Insurance Trust, Gartmore Global Investments, Inc. and Commerz Bank AG, dated March 14, 2003 previously filed as Exhibit 4(a) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


(6)(a) Investment Advisory Agreement dated August 30, 2000 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) previously filed as Exhibit 23(d)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.


6(a)(1) Proposed Amended Exhibit A, effective April [_], 2003 to the Investment Advisory Agreement between Gartmore Variable
              Insurance Trust and Gartmore Global Asset Management Trust previously filed as Exhibit 6(a)(1) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


6(b) Subadvisory Agreement dated August 30, 2000 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Villanova Global Asset Management Trust (now known as Gartmore Global Asset Management Trust) and Gartmore Global Partners previously filed as Exhibit 23(d)(5)(i) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.


6(b)(1) Proposed Amended Exhibit A, effective April [_], 2003 to the Subadvisory Agreement among Gartmore Variable Insurance Trust, Gartmore Global Asset Management Trust, and Gartmore Global Partners previously filed as Exhibit 6(b)(1) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


7(a) Underwriting Agreement dated October 1, 2002 between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc.

EXHIBIT NO.   DESCRIPTION
-----------   -----------
              previously filed as Exhibit 23(e)(2) with Post-Effective
              Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.


7(a)(1) Proposed Amended Schedule A effective April [ ], 2003 to the Underwriting Agreement between Gartmore Variable Insurance Trust and Gartmore Distribution Services, Inc. previously filed as
              Exhibit 7(a)(1) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


9 Global Custody Agreement between Gartmore Variable Insurance Trust and JPMorgan Chase Bank dated April 4, 2003, previously filed as Exhibit 23(g)(2) with Post-Effective Amendment No. 62 to the Registration Statement on N-1A on April 28, 2003, and is hereby incorporated by reference to this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 as Exhibit 9.


10(a) Proposed Amended Distribution Plan under Rule 12b-1 effective April [_], 2003, previously filed as Exhibit 10 (a) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


10(b)         Proposed Amended Rule 18f-3 Plan effective April [_], 2003,

EXHIBIT NO.   DESCRIPTION
-----------   -----------


              previously filed as Exhibit 10(b) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

11(a) Opinion and consent of counsel previously filed as Exhibit 11(a) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


12(a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders to be filed by amendment.

13(a) Fund Administration Agreement dated November 1, 1997 among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Nationwide Advisory Services, Inc. previously filed as Exhibit 23(h)(1) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(a)(1) Amendment dated September 1, 1999 to Fund Administration Agreement among Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust), Nationwide Advisory Services, Inc. and Villanova SA Capital Trust (now known as Gartmore SA Capital Trust) previously filed as
              Exhibit 23(h)(1)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.


13(a)(2) Proposed Amended Exhibit A dated April [_], 2003 to the Fund Administration Agreement among Gartmore Variable Insurance Trust and Gartmore SA Capital Trust previously filed as Exhibit 13(a)(2) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


13(b) Transfer and Dividend Disbursing Agent Agreement dated November 1, 1981 between Nationwide Separate Account Money Market Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as
              Exhibit 23(h)(2) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(b)(1) Amendment dated September 3, 1982 to Transfer and Dividend Disbursing Agent Agreement between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Heritage Financial Services, Inc. (now known as Gartmore Investor Services, Inc.) previously filed as
              Exhibit 23(h)(2)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(b)(2)      Amendment dated May 1, 1999 to Transfer and Dividend
              Disbursing

EXHIBIT NO.   DESCRIPTION
-----------   -----------
              Agent Agreement among Nationwide Separate Account Trust
              (now known as Gartmore Variable Insurance Trust) and
              Nationwide Investors Services, Inc. (now known as Gartmore
              Investor Services, Inc.) previously filed as Exhibit
              (h)(2)(b) with Post-Effective Amendment No. 55 to the
              Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.


13(b)(3) Proposed Amended Exhibit A dated April [_], 2003 to the Transfer and Dividend Disbursing Agent Agreement among Gartmore Variable Insurance Trust and Gartmore Investors Services, Inc. previously filed as Exhibit 13(b)(3) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


13(c) Administrative Services Plan amended effective May 31, 2000 and Form of Servicing Agreement previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

13(c)(1) Amendment dated May 31, 2000 to Administrative Services Plan previously filed as Exhibit 23(h)(3)(a) with Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A on May 1, 2001, and herein incorporated by reference.

13(c)(2)      Amended Exhibit A dated October 2, 2001 to the
              Administrative Services Plan previously filed as Exhibit 23(h)(3)(b) with Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A on March 1, 2002, and herein incorporated by reference.


13(c)(3) Form of Amended Exhibit A dated April [_], 2003, to the Administrative Services Plan previously filed as Exhibit 13(c)(3) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


13(d) Expense Limitation Agreement dated December 27, 2000 between Nationwide Separate Account Trust (now known as Gartmore Variable Insurance Trust) and Villanova Global Asset Management Trust previously filed as Exhibit 23(h)(5) with Post-Effective Amendment No. 55 to the Registration Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.


13(d)(1) Amended Exhibit A to Expense Limitation Agreement dated September 1, 2002 (as amended April [_], 2003) between Gartmore Variable Insurance Trust and Gartmore Global Asset Management Trust previously filed as Exhibit 13(d)(1) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.


14(a) Consent of independent auditors previously filed as Exhibit 14(a) with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.

EXHIBIT NO.   DESCRIPTION
-----------   -----------
16(a)         Power of Attorney for Charles E. Allen, Paula H.J.
              Cholmondeley, C. Brent Devore, Robert M. Duncan, Barbara
              Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas
              Kridler, Arden L. Shisler, and David C. Wetmore dated
              September 19, 2002 previously filed as Exhibit 23(q)(1) with Post-Effective Amendment No. 55 to the Registration
              Statement on Form N-1A on October 15, 2002, and herein incorporated by reference.

16(b) Power of Attorney for Gerald J. Holland dated March 1, 2001 previously filed as Exhibit 23q(1) with Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A on March 5, 2001, and herein incorporated by reference.


16(c)         Power of Attorney for Charles E. Allen, C. Brent Devare, Robert
              M. Duncan, Barbara Hennigar, Paul J. Hondros, Thomas J. Kerr, IV, Douglas Kridler, Arden L. Shisler, David C. Wetmore and Mark L. Lipson dated March 13, 2003 previously filed as Exhibit 16(c) with the GVIT Registration Statement on Form N-14 on March 18, 2003, and herein incorporated by reference.

17(a) Statement of Additional Information of GVIT, dated April 30, 2003 as filed pursuant to Rule 497(c) on May 6, 2003 (File Nos. 2-73024, 811-3213) is hereby incorporated by reference to this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 as Exhibit 17(a).


17(b) The Prospectus of Montgomery Variable Series: Emerging Markets Fund, dated April 30, 2003, previously filed as Exhibit 17(b) with Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.


17(c) The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended December 31, 2002, previously filed as Exhibit 17(c) with Pre-Effective Amendment No. 1 to this Registration Statement on Form N-14 on April 28, 2003, and herein incorporated by reference.